Dividend Payables (Details) ¥ in Thousands, $ in Thousands			12 Months Ended
	Sep. 30, 2022 CNY (¥)	Sep. 30, 2022 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)
Dividend Payables (Details) [Line Items]
Dividend	¥ 8,564		¥ 2,132
Dividends paid				¥ 6,432	¥ 166,688
Dividend Declared [Member]
Dividend Payables (Details) [Line Items]
Dividend | $		$ 1,240